Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Diversified International Fund | Class A
Risk/Return:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Risk/Return:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Risk/Return:
Trading Symbol	DFPIX
Dreyfus Global Real Estate Securities | Class A
Risk/Return:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities | Class C
Risk/Return:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities | Class I
Risk/Return:
Trading Symbol	DRLIX
Dreyfus Global Real Estate Securities | Class Y
Risk/Return:
Trading Symbol	DRLYX
Dreyfus Greater China Fund | Class A
Risk/Return:
Trading Symbol	DPCAX
Dreyfus Greater China Fund | Class C
Risk/Return:
Trading Symbol	DPCCX
Dreyfus Greater China Fund | Class I
Risk/Return:
Trading Symbol	DPCRX